Business Combination (Details) - Schedule of fair values of assets acquired and liabilities - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Push Holdings Inc. [Member]
Business Combination (Details) - Schedule of fair values of assets acquired and liabilities [Line Items]
Cash and cash equivalents	$ 574,572	$ 574,572
Restricted cash	1,025,000	1,025,000
Accounts receivable, net	709,053	709,053
Prepaid expenses and other current assets	11,940	11,940
Property, plant and equipment	225,126	225,126
Intangible assets	8,250,000	8,250,000
Accounts payable	(367,091)	(367,091)
Accrued expenses and other current liabilities	(424,094)	(424,094)
Due to parent company	(500,000)	(500,000)
Goodwill	4,781,208	4,781,208
Net assets acquired	14,285,714	14,285,714
Fixel AI Inc. [Member]
Business Combination (Details) - Schedule of fair values of assets acquired and liabilities [Line Items]
Cash and cash equivalents	67,167	67,167
Restricted cash	10,229	10,229
Accounts receivable, net	29,036	29,036
Prepaid expenses and other current assets	20,963	20,963
Property, plant and equipment
Intangible assets	4,678,422	4,678,422
Accounts payable	280	280
Accrued expenses and other current liabilities	(47,021)	(47,021)
Deferred revenue	(55,958)	(55,958)
Goodwill	296,882	296,882
Net assets acquired	5,000,000	5,000,000
Rebel AI Inc. [Member]
Business Combination (Details) - Schedule of fair values of assets acquired and liabilities [Line Items]
Cash and cash equivalents	7,736	7,736
Accounts receivable, net	10,052	10,052
Prepaid expenses and other current assets	14,617	14,617
Property, plant and equipment	28,236	28,236
Intangible assets	6,789,969	6,789,969
Accrued expenses and other current liabilities	(32,110)	(32,110)
Goodwill	499,836	499,836
Net assets acquired	$ 7,318,336	7,318,336
Lovarra Inc. [Member]
Business Combination (Details) - Schedule of fair values of assets acquired and liabilities [Line Items]
Intangible assets		24,000,000
Goodwill		7,500,000
Net assets acquired		$ 31,500,000